New accounting standards (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2019	Jun. 30, 2020	Dec. 31, 2019	Feb. 01, 2018	Jan. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201602Member
Right-of-use assets	$ 1,372	$ 679	$ 1,021	$ 1,800	$ 1,977
Lease liability			893	1,800
Reclassification of pre-existing prepaid expenses	$ (9,681)	$ (8,546)	$ (8,762)		$ (9,145)
Revision of Prior Period, Accounting Standards Update, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reclassification of pre-existing prepaid expenses				100
Reclassification of pre-existing other deferred rent				$ 200